Schedule of Investments
May 31, 2020 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.55%

Automobiles & Components - 1.49%
Lear Corp.	1,900	201,495
Magna International, Inc. (Canada)	4,900	206,682

		408,177

Banks - 5.37%
Bank OZK	14,200	319,358
Cathay General Bancorp. (2)	10,100	274,619
East West Bancorp, Inc.	5,800	202,710
SVB Financial Group (2)	1,000	214,750
Washington Federal, Inc. (2)	7,900	204,294
WSFS Financial Corp.	9,300	257,331

		1,473,062

Captial Goods - 8.43%
Acuity Brands, Inc.	1,900	163,685
A.O. Smith Corp. (2)	3,700	175,750
Cummins, Inc.	1,200	203,520
Curtiss-Wright Corp.	1,700	170,510
Emcor Group, Inc. (2)	3,000	190,650
Franklin Electric Co., Inc.	3,200	162,304
John Bean Technologies Corp.	2,200	180,730
L3Harris Technologies, Inc.	880	175,516
MSC Industrial Direct Co., Inc. Class A	3,000	208,020
Simpson Manufacturing Co., Inc.	2,100	168,126
Snap-On, Inc.	1,500	194,535
Valmont Industries, Inc. (2)	1,400	159,600
Watsco, Inc.	900	160,119

		2,313,065

Chemicals - 1.92%
Eastman Chemical Co.	4,200	285,936
LyondellBasell Industries N.V. (2)	3,800	242,288

		528,224

Commercial & Professional Services - 3.05%
ABM Industries, Inc.	4,500	138,285
CBIZ, Inc. (2)	6,900	156,285
Cintas Corp. (2)	700	173,572
Copart, Inc. (2)	1,800	160,902
Robert Half International, Inc.	4,100	208,034

		837,078

Consumer Durables & Apparel - 3.59%
Hasboro, Inc. (2)	3,500	257,285
Lennar Corp. (2)	2,700	211,610
NVR, Inc. (2)	100	322,161
Whirlpool Corp. (2)	1,600	194,912

		985,968

Consumer Services - 3.75%
Bright Horizons Family Solutions, Inc. (2)	1,800	201,384
Carriage Services, Inc. (2)	12,400	232,128
Domino's Pizza, Inc.	500	192,920
Graham Holdings Co. (2)	600	214,938
Yum! Brands, Inc.	2,100	188,433

		1,029,803

Containers & Packaging - 2.88%
Avery Dennison Corp.	2,000	221,340
Packaging Corp of America	2,800	283,948
Sonoco Products Co.	5,500	284,955

		790,243

Diversified Financials - 1.83%
Cboe Global Markets, Inc.	1,800	191,628
Raymond James Financial, Inc.	4,500	311,760

		503,388

Electric Utilities - 2.13%
First Energy Corp. (2)	4,300	181,718
Hawaiian Electric Industries, Inc.	5,900	232,814
OGE Energy Corp.	5,400	169,128

		583,660

Equity Real Estate Investment Trust - 3.01%
National Health Investors, Inc. (2)	14,900	826,801

Food, Beverage & Tobacco - 2.36%
Archer-Daniels-Midland Co.	4,000	157,240
Kellogg Co.	2,400	156,744
Lancaster Colony Corp. (2)	1,100	168,806
Tyson Foods, Inc.	2,700	165,888

		648,678

Gas Utilities - 1.36%
One Gas, Inc. (2)	2,200	184,734
UGI Corp. (2)	5,900	187,856

		372,590

Healthcare Equipment & Services - 8.03%
AmerisourceBergen Corp.	3,500	333,690
Chemed Corp.	600	287,106
Laboratory Corporation of America Holdings (2)	1,700	298,044
McKesson Corp.	2,100	333,207
Molina Healthcare, Inc. (2)	1,600	297,312
Teleflex, Inc. (2)	800	290,288
Varian Medical Systems, Inc. (2)	3,000	364,170

		2,203,817

Household & Personal Products - 1.21%
Church & Dwight Co., Inc.	2,100	157,647
Medifast, Inc. (2)	1,700	173,978

		331,625

Insurance - 4.49%
Arch Capital Group, Ltd. (2)	10,100	285,022
Everest Group, Ltd.	1,300	257,933
Hanover Insurance Group, Inc.	2,300	230,805
Safety Insurance Group, Inc.	2,400	182,976
White Mountains Insurance Group, Ltd. (2)	300	274,668

		1,231,404

Media & Entertainment - 5.24%
Cable One, Inc.	300	566,067
ViacomCBS, Inc.	42,100	873,154

		1,439,221

Metals & Mining - 1.52%
POSCO (2)	6,000	221,460
Franco-Nevada Corp.	1,400	196,812

		418,272

Oil, Gas & Consumable Fuels - 1.50%
ONEOK, Inc. (2)	5,400	198,126
World Fuel Services Corp.	8,400	214,032

		412,158

Pharmaceuticals, Biotechnology & Life Science - 4.75%
Agilent Technologies, Inc. (2)	3,500	308,490
Icon, Plc. (Ireland) (2)	2,600	437,970
Jazz Pharmaceuticals, Plc. (2)	2,300	274,436
United Therapeutics Corp. (2)	2,400	283,080

		1,303,976

Real Estate Investment Trusts - 4.11%
LTC Properties, Inc.	12,300	452,763
Mid-America Apartment Communities, Inc.	5,800	674,888

		1,127,651

Retailing - 4.78%
Best Buy Co., Inc. (2)	2,900	226,461
Core-Mark Holding Co., Inc.	7,200	201,456
Five Below, Inc. (2)	2,000	209,300
Genuine Parts Co.	3,000	250,230
Lithia Motors, Inc. (2)	1,700	205,003
Ulta Beauty, Inc. (2)	900	219,609

		1,312,059

Semiconductors & Semiconductor Equipment - 2.95%
Skyworks Solutions, Inc.	3,800	450,452
XILINX, Inc. (2)	3,900	358,605

		809,057

Software & Services - 9.73%
Akamai Technologies, Inc. (2)	3,400	359,720
Amdocs Ltd.	5,400	336,204
Aspen Technology, Inc. (2)	3,500	369,740
Check Point Software Technology Ltd. (Israel) (2)	3,950	433,197
Genpact, Ltd. (2)	10,000	359,500
Leidos Holdings, Inc.	3,400	357,986
Maximus, Inc.	6,300	453,726

		2,670,073

Technology Hardware & Equipment - 6.97%
CDW Corporation of Delaware	3,300	366,003
F5 Networks, Inc. (2)	2,320	336,214
NetApp, Inc.	7,800	347,412
TE Connectivity, Ltd.	5,800	471,250
Zebra Technologies Corp. (2)	1,500	391,980

		1,912,859

Transportation - 1.64%
Landstar System, Inc.	1,750	203,455
Southwest Airlines Co. (2)	7,700	247,170

		450,625

Water Utilities - 1.47%
American States Water Co.	2,700	221,427
York Water Co. (2)	4,100	182,040

		403,467

Total Common Stock	(Cost $ 26,045,084)	27,327,001

Money Market Registered Investment Companies - 0.44%

Federated Government Obligations Fund - Institutional Class, 0.09% (3)	122,000	122,000

Total Money Market Registered Investment Companies	(Cost $ 122,000)	122,000

Total Investments - 99.99%	(Cost $ 26,167,084)	27,449,001

Other Assets less Liabilities - 0.01%		2,224

Total Net Assets - 100.00%		27,451,225

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$27,449,001	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$27,449,001	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2020.